Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
12. Commitments and Contingencies

10. Commitments and Contingencies

Coronavirus Pandemic

On March 11, 2020, the World Health Organization declared the outbreak of a coronavirus (COVID-19) pandemic. Significant uncertainties may arise with respect to potential shutdowns of operations or government orders to cease activities due to emergency declarations, inability to operate, employee shortages, or claims for business interruption insurance, etc. Each of these matters may have a significant impact on the future results of the Company.

Legal Proceedings

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not a party to any legal proceedings or aware of any threatened legal proceedings which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.

11.	Commitments and Contingencies

Employee Bonuses

In December 2016, the Company approved employee bonuses in the amount of $305,200 contingent on the closing of a one-time financing transaction in excess of $20 million. The amount was not accrued since the closing of such a financing was not probable as of December 31, 2019 or December 31, 2020. Such amount is not subject to a formal bonus plan agreement and no time limitation was ascribed to the closing of a one-time financing transaction. The Company anticipates that employees who were employed at December 31, 2016 would still need to be employed at the time of such a one-time financing transaction in order to qualify for the bonus and that the bonus, if earned, would be settled by the payment of cash.

Coronavirus Pandemic

On March 11, 2020, the World health Organization declared the outbreak of a coronavirus (COVID-19) pandemic. Significant uncertainties may arise with respect to potential shutdowns of operations or government orders to cease activities due to emergency declarations, inability to operate, or employee shortages, claims for business interruption insurance, etc. Each of these matters may have a significant impact on the future results of the Company.

Legal Proceedings

In 2018, the Company and Villani were involved in a dispute with respect to the payment of certain milestones, as defined in The License Agreement. On June 4, 2019, the Company entered into a License Amendment and Settlement Agreement with Villani, also a related party, regarding Villani’s claim for a license agreement milestone payment of $250,000. That payment, and related interest, was accrued as of December 31, 2018 and payment was made in June 2019. The License Amendment and Settlement Agreement also required a milestone payment of $500,000, and accrued interest from June 20, 2020, to be made on or before October 1, 2020. The milestone payment was accrued as of December 31, 2018 and was paid, along with accrued interest from June 20, 2020, in September 2020. These amounts were accrued as of December 31, 2018 as the settlement occurred prior to the Company issuing its December 31, 2018 financial statements.

The License Amendment and Settlement Agreement also modified The License Agreement entered into in 2017 as described above in Note 10.

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not a party to any legal proceedings or aware of any threatened legal proceedings which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.